Borrowings	6 Months Ended
Dec. 31, 2025
Schedule Of Borrowings
Borrowings

15.	Borrowings

			June 30,
	December 31,	December 31,	2025
	2025	2025	(Audited)
	US$	S$	S$

Current:
- Bank overdraft	7,682	9,878	61,371
- Lease liabilities	1,570,074	2,018,958	2,059,748
- Bank borrowings	711,982	915,538	-
Borrowings Current	2,289,738	2,944,374	2,121,119

Non-current:
- Lease liabilities	3,132,055	4,027,510	2,956,727
- Bank borrowings	1,564,621	2,011,946	-
	4,696,676	6,039,456	2,956,727
	6,986,414	8,983,830	5,077,846

The breakdown of borrowings are as follows:

			June 30,
	December 31,	December 31,	2025
	2025	2025	(Audited)
	US$	S$	S$

Term loan #1	2,276,603	2,927,484	-
	2,276,603	2,927,484	-

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

15.	Borrowings (Continued)

The details of borrowings are as follows:

Term loan	Facility amount		Effective interest rate	Maturity date
			% p.a.

Term loan #1	S$	3,000,000	Prime Rate + 4%	November 2028

Term loan	Facility amount		Effective interest rate	Maturity date
			% p.a.

Term loan #13	S$	3,000,000	9%	November 2028

The Group obtained a term loan facility from Green Link Digital Bank for working capital purposes. The loan bears interest at a floating rate and is repayable by monthly instalments over a period of three years. The facility is secured by corporate guarantees from related companies, a fixed deposit pledged with the bank, and charges over the Group’s bank accounts. The carrying amount of the loan as at the reporting date was S$2,927,484 (US$2,276,603) (June 30, 2025: S$Nil).

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

15.	Borrowings (Continued)

A reconciliation of liabilities arising from financing activities is as follows:

	Beginning		Proceed	Non-cash changes
	of financial	Cash	from bank		Accretion of		Fair value	End of financial
	year	flows	borrowings	Addition	interests	Other	reserve	year
	US$	US$	US$	US$	US$	US$	US$	US$

December 31, 2025
Liabilities
Bank overdraft	47,726	(40,044)	-	-	-	-	-	7,682
Lease liabilities
- Current	1,601,795	(1,433,280)	-	1,442,808	91,093	-	-	1,702,416
- Non-current	2,299,344	-	-	700,369	-	-	-	2,999,713
Bank borrowings
- Current	-	(74,567)	768,375	-	18,174	-	-	711,982
- Non-current	-	-	1,564,621	-	-	-	-	1,564,621

	3,948,865	(1,547,891)	2,332,996	2,143,177	109,267	-	-	6,986,414

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

15.	Borrowings (Continued)

	Beginning		Proceed	Non-cash changes
	of financial	Cash	from bank		Accretion of		Fair value	End of financial
	year	flows	borrowings	Addition	interests	Other	reserve	year
	S$	S$	S$	S$	S$	S$	S$	S$

December 31, 2025
Liabilities
Bank overdraft	61,371	(51,493)	-	-	-	-	-	9,878
Lease liabilities
- Current	2,059,748	(1,843,055)	-	1,855,307	117,136	-	-	2,189,136
- Non-current	2,956,727	-	-	900,605		-	-	3,857,332
Bank borrowings
- Current	-	(95,886)	988,054	-	23,370	-	-	915,538
- Non-current	-	-	2,011,946	-	-	-	-	2,011,946

	5,077,846	(1,990,434)	3,000,000	2,755,912	140,506	-	-	8,983,830

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

15.	Borrowings (Continued)

	Beginning		Proceed	Non-cash changes
	of financial	Cash	from bank		Accretion of		Fair value	End of financial
	year	flows	borrowings	Addition	interests	Other	reserve	year
	S$	S$	S$	S$	S$	S$	S$	S$

June 30, 2025
Liabilities
Bank overdraft	-	-	61,371	-	-	-	-	61,371
Lease liabilities
- Current	28,500	(1,096,308)	-	4,524,209	114,966	(1,511,619)	-	2,059,748
- Non-current	-	-	-	-	-	50,087	2,906,640	2,956,727
Bank borrowings
- Current	2,677,856	(6,766,838)	4,000,000	-	88,982	-	-	-
- Non-current	1,583,434	(1,583,434)	-	-	-	-	-	-

	4,289,790	(9,446,580)	4,061,371	4,524,209	203,948	(1,461,532)	2,906,640	5,077,846

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025